INCOME TAX (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statutory income tax rate	35
Hong Kongs [Member]
Statutory income tax rate	21
Operating loss carryforwards	$ 166,151		$ 127,927
Profit tax rate	8.25	16.5
Deferred tax assets, valuation allowance	$ 27,415		$ 21,108